Earnings (Loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Schedule of Earnings (Loss) per Share

	Three Months Ended
	December 27, 2013	December 28, 2012
Weighted-average shares for basic earnings (loss) per share	57.8	57.7
Effect of share options and restricted shares	0.6	—

Weighted-average shares for diluted earnings (loss) per share	58.4	57.7

	2013	2012	2011
Weighted-average shares for basic earnings (loss) per share	57.7	57.7	57.7
Effect of share options and restricted shares	0.1	—	—

Weighted-average shares for diluted earnings (loss) per share	57.8	57.7	57.7